Restricted Net Assets and Statutory Reserves (Details)	12 Months Ended
Mar. 31, 2020
Restricted Net Assets and Statutory Reserves (Textual)
Statutory reserve percentage	50.00%
PRC [Member]
Restricted Net Assets and Statutory Reserves (Textual)
Statutory reserve percentage	10.00%